SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Changes in non-cash working capital balances:
Trade receivables	$ 7,110	$ 29,640
Inventory	1,287	1,592
Other current assets	986	3,074
Accounts payable and accrued liabilities	1,429	(16,880)
Deferred revenue	(1,468)	810
Total changes in non-cash working capital items	$ 9,344	$ 18,236